UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

 (Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

COMMON STOCK - 94.89%	SHARES	FAIR VALUE

Advertising - 0.24%
Harte-Hanks, Inc.	5,325	$8,626

Aerospace & Defense - 1.60%
Ducommun, Inc. (a)	2,570	58,699

Apparel - 1.13%
Perry Ellis International, Inc. (a)	2,140	41,259

Banks - 17.47%
Allegiance Bancshares, Inc. (a)	650	17,550
Bank of Commerce Holdings	1,850	13,320
Bar Harbor Bankshares	410	15,055
Capital City Bank Group, Inc.	2,025	29,909
Fidelity Southern Corp.	2,000	36,780
Financial Institutions, Inc.	1,450	39,310
First Bancorp, Inc. - ME	855	20,494
First Financial Corp. - IN	1,295	52,681
First Internet Bancorp	1,495	34,520
Green Bancorp, Inc. (a)	1,750	19,127
Hanmi Financial Corp.	1,755	46,227
Horizon Bancorp - IN	1,515	44,511
Independent Bank Corp. - MI	2,690	45,273
Lakeland Bancorp, Inc.	2,900	40,716
MainSource Financial Group, Inc.	1,895	47,280
Northrim BanCorp, Inc.	555	14,291
Peoples Bancorp, Inc.	2,245	55,205
Sierra Bancorp	1,580	29,641
Washington Trust Bancorp, Inc.	925	37,203
		639,093
Biotechnology - 0.42%
Harvard Bioscience, Inc. (a)	5,600	15,232

Chemicals - 1.28%
Landec Corp. (a)	3,485	46,734

Commercial Services - 3.82%
Barrett Business Services, Inc.	810	40,184
CRA International, Inc. (a)	2,100	55,839
Cross Country Healthcare, Inc. (a)	3,700	43,586
		139,609

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

COMMON STOCK - 94.89% (Continued)	SHARES	FAIR VALUE

Distribution & Wholesale - 0.33%
Systemax, Inc. (a)	1,525	$12,078

Diversified Financial Services - 2.17%
GAIN Capital Holdings, Inc.	5,500	33,990
Greenhill & Co., Inc.	1,925	45,372
		79,362
Electronics - 0.39%
Electro Scientific Industries, Inc. (a)	2,525	14,241

Energy - Alternate Sources - 1.06%
Pacific Ethanol, Inc. (a)	5,600	38,696

Engineering & Construction - 4.63%
Aegion Corp. (a)	1,850	35,280
Hill International, Inc. (a)	5,850	26,968
Orion Group Holdings, Inc. (a)	7,750	53,088
Sterling Construction Co., Inc. (a)	6,975	53,986
		169,322
Entertainment - 0.31%
RCI Hospitality Holdings, Inc.	975	11,242

Environmental Control - 1.42%
Ceco Environmental Corp.	4,590	51,775

Forest Products & Paper - 0.80%
PH Glatfelter Co.	1,355	29,376

Hand & Machine Tools - 0.91%
Hardinge, Inc.	2,985	33,223

Healthcare - Products - 1.11%
Digirad Corp.	3,585	18,283
Exactech, Inc. (a)	825	22,300
		40,583
Healthcare - Services - 1.85%
Almost Family, Inc. (a)	1,135	41,734
LHC Group, Inc. (a)	700	25,816
		67,550
Home Builders - 1.95%
Century Communities, Inc. (a)	2,835	60,981
M/I Homes, Inc. (a)	445	10,489
		71,470
Home Furnishings - 0.73%
Ethan Allen Interiors, Inc.	855	26,736

Housewares - 0.52%
Lifetime Brands, Inc.	1,420	19,113

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

COMMON STOCK - 94.89% (Continued)	SHARES	FAIR VALUE

Insurance - 2.30%
HCI Group, Inc.	1,500	$45,540
United Insurance Holdings Corp.	2,275	38,629
		84,169
Internet - 1.07%
1-800-Flowers.com, Inc. - Class A (a)	4,260	39,064

Investment Companies - 0.28%
Saratoga Investment Corp.	570	10,163

Iron & Steel - 0.83%
Universal Stainless & Alloy Products, Inc. (a)	2,890	30,316

Lodging - 0.43%
Century Casinos, Inc. (a)	2,275	15,720

Machinery - Diversified - 1.17%
Columbus McKinnon Corp. - NY	2,400	42,816

Metal Fabricate & Hardware - 2.68%
Haynes International, Inc.	1,215	45,089
Northwest Pipe Co. (a)	2,245	26,513
Olympic Steel, Inc.	1,200	26,520
		98,122
Oil & Gas - 1.81%
Evolution Petroleum Corp.	2,750	17,270
Ring Energy, Inc. (a)	4,475	49,001
		66,271
Oil & Gas Services - 1.88%
Gulf Island Fabrication, Inc.	2,160	19,872
Newpark Resources, Inc. (a)	4,375	32,200
Tesco Corp. (a)	2,045	16,687
		68,759
Private Equity - 0.72%
Safeguard Scientifics, Inc. (a)	2,030	26,309

Real Estate - 1.35%
Community Healthcare Trust, Inc.	2,255	49,430

Real Estate Investment Trusts - 3.44%
Independence Realty Trust, Inc.	5,670	51,030
MedEquities Realty Trust, Inc. (a)	2,500	29,375
Monmouth Real Estate Investment Corp.	2,370	33,820
Sotherly Hotels, Inc.	2,240	11,782
		126,007

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

COMMON STOCK - 94.89% (Continued)	SHARES	FAIR VALUE

Retail - 8.55%
Del Frisco's Restaurant Group, Inc. (a)	2,100	$28,287
Haverty Furniture Cos., Inc.	2,125	42,585
Kirkland's, Inc. (a)	3,370	41,047
MarineMax, Inc. (a)	2,595	54,365
Movado Group, Inc.	650	13,962
New York & Co., Inc. (a)	4,775	10,791
Red Robin Gourmet Burgers, Inc. (a)	925	41,570
Stein Mart, Inc.	4,780	30,353
TravelCenters of America LLC (a)	4,875	34,905
West Marine, Inc. (a)	1,790	14,803
		312,668
Savings & Loans - 9.75%
Banc of California, Inc.	1,550	27,063
Berkshire Hills Bancorp, Inc.	1,300	36,023
Dime Community Bancshares, Inc.	2,385	39,973
ESSA Bancorp, Inc.	1,810	25,032
HomeStreet, Inc. (a)	1,895	47,489
HomeTrust Bancshares, Inc. (a)	1,900	35,150
Meta Financial Group, Inc.	790	47,882
SI Financial Group, Inc.	1,205	15,906
Territorial Bancorp, Inc.	1,395	39,981
United Community Financial Corp. - OH	5,900	41,949
		356,448
Semiconductors - 5.49%
Exar Corp. (a)	4,505	41,942
GigPeak, Inc. (a)	5,485	12,890
IXYS Corp.	3,730	44,946
Photronics, Inc. (a)	2,925	30,157
Rudolph Technologies, Inc. (a)	1,860	32,996
Xcerra Corp. (a)	6,275	38,026
		200,957
Software - 1.48%
American Software, Inc. - GA - Class A	3,170	35,187
Concurrent Computer Corp.	2,225	12,238
Wayside Technology Group, Inc.	375	6,649
		54,074
Telecommunications - 2.40%
Black Box Corp.	1,245	17,306
Silicom Ltd.	1,350	55,890
Spok Holdings, Inc.	810	14,434
		87,630
Textiles - 0.69%
Culp, Inc.	850	25,304

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

COMMON STOCK - 94.89% (Continued)	SHARES	FAIR VALUE

Transportation - 4.43%
Aegean Marine Petroleum Network, Inc.	3,785	$37,850
Celadon Group, Inc.	5,105	44,618
Covenant Transportation Group, Inc. - Class A (a)	1,845	35,664
Marten Transport Ltd.	2,090	43,890
		162,022

Total Common Stocks (Cost $3,155,484)		3,470,268

MONEY MARKET FUND - 6.34%
First American Government Obligations Fund - Class Z, 0.24% (b) (Cost $231,872)	231,872	231,872

Total Investments at Fair Value - 101.23% (Cost $3,387,356)		3,702,140

Liabilities in Excess of Other Assets, Net - (1.23%)		(45,044)

Net Assets - 100.00%		$3,657,096

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at September 30, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS — September 30, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Foundry Micro Cap Value Fund’s (the “Fund”) significant accounting policies. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuation

Processes and Structure — The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs — The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements — A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS — September 30, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2016:

Foundry Micro Cap Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$3,470,268	$-	$3,470,268
Money Market Funds	231,872	-	231,872
Totals	$3,702,140	$-	$3,702,140

(a)
As of and during the nine month period ended September 30, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the end of the reporting period. There were no transfers between levels during the nine month period ended September 30, 2016.

During the nine month period ended September 30, 2016, no securities were fair valued.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2016 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of September 30, 2016:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Micro Cap Value Fund	$3,410,998	$436,621	$(145,479)	$291,142

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	INVESTMENTS IN SMALL-CAP COMPANIES AND MICRO CAP COMPANIES

A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative.  Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 28, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	November 28, 2016